UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment             [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    IDS Life Insurance Company of New York
Address: AXP Financial Center
         Minneapolis, MN  55474-0000

Form 13F File Number:  28-1046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeryl Millner
Title:    Vice President & Controller
Phone:    612-671-0338

Signature, Place, and Date of Signing:


/s/ Jeryl Millner      Minneapolis, MN           October 10, 2003
-------------------   -----------------          -----------------
    [Signature]         [City, State]               [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[ X ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
28-139                              American Express Financial Corporation